UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.19%
Adhesives, Coatings, Sealants & Paints - 0.68%
CSW Industrials, Inc. (a)	3,405	$163,781
Aerospace/Defense - 2.76%
Cubic Corp.	4,696	290,917
Espey Manufacturing & Electronics Corp.	6,077	139,406
SIFCO Industries, Inc. (a)	31,660	234,284
		664,607
Agriculture & Dairy Farms - 1.27%
Cal-Maine Foods, Inc. (a)	6,177	307,306
Ammunition & Explosive Ordnance - 1.45%
National Presto Industries, Inc.	3,374	349,884
Athletic Sporting Goods - 1.54%
Johnson Outdoors, Inc. - Class A	5,090	372,283
Building Products & Supply - 3.43%
Apogee Enterprises, Inc.	7,229	361,666
Insteel Industries, Inc.	7,320	201,666
Simpson Manufacturing Co, Inc.	4,415	264,768
		828,100
Casinos & Gaming - 1.57%
Monarch Casino & Resort, Inc. (a)	8,061	378,303
Chemicals - 0.74%
Oil-Dri Corp. of America	3,956	178,376
Chemicals - Specialty - 0.60%
Hawkins, Inc.	3,769	144,541
Cinema Theater Exhibitors - 4.67%
Marcus Corp.	40,074	1,126,078
Commercial Banks - Community - 7.40%
Ames National Corp.	7,640	229,582
Auburn National Bancorporation, Inc.	5,869	207,528
Bar Harbor Bankshares	7,305	208,193
Eagle Bancorp Montana, Inc.	7,928	172,830
First of Long Island Corp.	7,785	234,702
German American Bancorp, Inc.	10,436	392,497
Hingham Institution for Savings	1,483	338,421
		1,783,753
Commercial Vehicles Manufacturing - 0.32%
Wabash National Corp.	3,855	77,678
Construction & Engineering Services - 5.73%
Granite Construction, Inc.	20,794	1,380,098
Construction & Mining Machinery - 1.49%
Astec Industries, Inc.	6,488	359,241
Containers - Metal, Glass & Plastic - 1.17%
AptarGroup, Inc.	3,202	283,089
Crane Hoist & Chains - 1.50%
Columbus McKinnon Corp.	9,038	360,978
Electrical Power Equipment & Grid Infrastructure - 2.37%
MYR Group, Inc. (a)	10,943	389,133
Powell Industries, Inc.	6,534	183,410
		572,543
Electronic Circuit Board - 1.22%
Kimball Electronics, Inc. (a)	13,984	291,566
Electronic Equipment & Instruments - 1.09%
Badger Meter, Inc.	5,673	263,227
Engines & Transmissions - 2.12%
Twin Disc, Inc. (a)	18,166	510,465
Fork Trucks & Lifts - 1.33%
Hyster-Yale Materials Handling, Inc. - Class A	3,794	321,845

Grocery Retail - 3.57%
Weis Markets, Inc.	20,890	860,041
Guns & Accessories - 4.51%
Sturm, Ruger & Co., Inc.	19,841	1,086,294
Health Care - Equipment - 3.64%
ICU Medical, Inc. (a)	1,371	292,571
Merit Medical Systems, Inc. (a)	6,170	268,087
Utah Medical Products, Inc.	3,910	319,252
		879,910
Health Care - Supplies - 1.05%
Atrion Corp.	374	252,300
Health Safety & Protective Supply - 4.85%
Lakeland Industries, Inc. (a)	10,470	145,010
MSA Safety, Inc.	11,902	1,023,572
		1,168,582
Home Furniture - 1.47%
Hooker Furniture Corp.	7,110	355,500
Insurance - Property/Casualty - 0.88%
Baldwin & Lyons, Inc. - Class B	4,768	116,340
United Fire Group, Inc.	1,990	95,639
		211,979
Laboratories Equipment & Furniture - 0.36%
Kewaunee Scientific Corp.	3,127	86,149
Machine Tool & Design - 1.28%
Hardinge, Inc. (a)	18,114	309,025
Meat Poultry & Fish - 1.22%
Sanderson Farms, Inc.	1,738	294,921
Metal Fabrication - 0.62%
Ampco-Pittsburgh Corp. (a)	10,415	148,935
Metal Pipelines & Tubes - 0.67%
Synalloy Corp.	12,509	161,366
Oil & Gas Drilling Equipment - 2.06%
Dril-Quip, Inc. (a)	6,673	319,970
Gulf Island Fabrication, Inc.	13,926	176,860
		496,830
Oil & Gas Exploration/Production - 1.38%
Unit Corp. (a)	15,632	334,369
Oil & Gas Field Services - 1.75%
Keane Group, Inc. (a)	9,160	137,034
Oil States International, Inc. (a)	2,940	69,972
RPC, Inc.	8,898	213,908
		420,914
Packaged Foods - 5.09%
Flowers Foods, Inc.	9,367	187,153
J & J Snack Foods Corp.	6,883	1,040,090
		1,227,243
Pollution & Waste Control - 0.53%
Perma-Pipe International Holdings, Inc. (a)	14,279	128,511
Pumps & Pumping Equipment - 5.54%
Franklin Electric Co, Inc.	2,618	121,213
Gorman-Rupp Co.	36,839	1,213,107
		1,334,320
Rail Road Equipment & Rolling Stock - 0.50%
FreightCar America, Inc. (a)	7,237	121,364
Research Publishing - 0.26%
Value Line, Inc.	3,514	62,163
Retail - Apparel - 0.43%
Duluth Holdings, Inc. - Class B (a)	5,428	103,078

Retail - Specialty - 0.83%
Buckle, Inc.	5,959	132,588
Zumiez, Inc. (a)	3,063	66,773
		199,361
RV, Motor Home & Trailer - 1.57%
Thor Industries, Inc.	2,472	379,576
Semiconductor Chemicals & Supply - 3.64%
Cabot Microelectronics Corp.	3,707	357,058
KMG Chemicals, Inc.	6,360	345,920
Park Electrochemical Corp.	9,095	173,715
		876,693
Semiconductor Equipment - 1.19%
MKS Instruments, Inc.	3,052	287,804
Structural Metal, Plate Work, & Sheet Metal - 1.49%
LB Foster Co. - Class A (a)	15,509	358,258
Tools & Hardware - 0.13%
LS Starrett Co. - Class A	3,785	31,416
Tow Truck & Wreckers - 0.67%
Miller Industries, Inc.	5,754	160,537
Trucking FTL/LTL - 0.76%
Marten Transport Ltd.	9,133	184,030
Valves, Fluid Power & Control Equipment - 0.80%
Graham Corp.	9,763	193,698
TOTAL COMMON STOCKS (Cost $18,846,098)		$23,432,909

SHORT-TERM INVESTMENTS - 2.83%
Money Market Funds - 2.83%
STIT-Treasury Obligations Portfolio, Institutional Class, 0.970% (b)	681,998	681,998
TOTAL MONEY MARKET FUNDS (Cost $681,998)		681,998

Total Investments (Cost $19,528,096) - 100.02%		24,114,907
Liabilities in Excess of Other Assets - (0.02%)		(3,697)
TOTAL NET ASSETS - 100.00%		$24,111,210

(a)	Non-income producing security.
(b)	Seven day yield as of November 30, 2017.

Industry classifications are determined by Morgan Dempsey Capital Management, LLC. and may reference data from sources such as Global Industry Classification Codes (GICS). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc.
(“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market”
for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.
Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at November 30, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$23,432,909	$-	$-	$23,432,909
Short-Term Investments	681,998	-	-	$681,998
Total Investments in Securities	$24,114,907	$-	$-	$24,114,907

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

During the period ended November 30, 2017, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period

Disclosures about Derivative Instruments and Hedging Activities
The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 17, 2018

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 17, 2018

* Print the name and title of each signing officer under his or her signature.